Subsequent Events (Tables)	9 Months Ended
Sep. 30, 2014
Subsequent Events [Abstract]
Summary of Preferred Stock Preferences in Connection with Issuance of Series D Convertible Preferred Stock

The following table summarizes the preferred stock preferences in connection with the issuance of the Series D convertible preferred stock:

	Dividend Rate	Conversion Rate	Liquidation Preference Per Share
Series D	8%	1:1	$11.96
Series C	8%	1:1	8.79
Series B	8%	1:1	8.79
Series A	8%	1:2.193204365	31.092